Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc | Canada | Government of Canada
Total	$ 1,218,910	$ 40,140	$ 680		$ 1,259,730
Suncor Energy Inc | Canada | Canada Newfoundland and Labrador Offshore Petroleum Board
Total			1,210		1,210
Suncor Energy Inc | Canada | Fort McKay First Nation
Total			2,300		2,300
Suncor Energy Inc | Canada | FORT MCMURRAY METIS LOCAL 1935
Total			150		150
Suncor Energy Inc | Canada | ATHABASCA CHIPEWYAN FIRST NATION
Total			2,750		2,750
Suncor Energy Inc | Canada | FORT MCMURRAY 468 FIRST NATION
Total			170		170
Suncor Energy Inc | Canada | Fort Chipewyan Metis Nation
Total			290		290
Suncor Energy Inc | Canada | Fort McKay Metis Nation
Total			400		400
Suncor Energy Inc | Canada | Province of Alberta
Total	447,080	2,567,590	55,410		3,070,080
Suncor Energy Inc | Canada | Mikisew Cree First Nation
Total			990		990
Suncor Energy Inc | Canada | Municipality of Wood Buffalo
Total	114,220				114,220
Suncor Energy Inc | Canada | Chipewyan Prairie First Nation
Total			170		170
Suncor Energy Inc | Canada | Willow Lake Metis Association
Total			150		150
Suncor Energy Inc | Canada | Conklin Metis Local #193
Total			140		140
Suncor Energy Inc | Canada | Province of Newfoundland and Labrador
Total		244,590			244,590
Suncor Energy Inc | Canada | Province of Quebec
Total	99,210				99,210
Suncor Energy Inc | Libya | Government of Libya, National Oil Corporation
Total	236,640	267,700		$ 13,700	518,040
Suncor Energy Inc | United Kingdom of Great Britain and Northern Ireland | Her Majesty's Government of the United Kingdom of Great Britain and Northern Ireland, Her Majesty's Revenue and Customs Cumbernauld
Total	14,730				14,730
Suncor Energy (Syncrude) Operating Inc | Canada | Government of Alberta
Total		$ 1,815,040	9,550		1,824,590
Suncor Energy (Syncrude) Operating Inc | Canada | Regional Municipality of Wood Buffalo
Total	69,570				69,570
Suncor Energy (Syncrude) Operating Inc | Canada | Fort McKay First Nation
Total	$ 120		650		770
Suncor Energy (Syncrude) Operating Inc | Canada | MCFN Community Trust
Total			2,930		2,930
Suncor Energy (Syncrude) Operating Inc | Canada | UNIVERSITY OF ALBERTA
Total				$ 390	390
Suncor Energy (Syncrude) Operating Inc | Canada | CHIPEWYAN PRAIRIE FIRST NATION IRC
Total			100		100
Suncor Energy (Syncrude) Operating Inc | Canada | MIKISEW CREE FIRST NATION GIR
Total			300		300
Suncor Energy (Syncrude) Operating Inc | Canada | FORT MCKAY MTIS NATION SC
Total			110		110
Suncor Energy (Syncrude) Operating Inc | Canada | FORT MCMURRAY METIS LOCAL 1935
Total			550		550
Suncor Energy (Syncrude) Operating Inc | Canada | ATHABASCA CHIPEWYAN FIRST NATION
Total			400		400
Suncor Energy (Syncrude) Operating Inc | Canada | FORT MCMURRAY 486 FIRST NATION
Total			$ 190		$ 190